[FRONT COVER]


                                                   [PIONEER Investments(R) LOGO]


Pioneer Variable Contracts Trust

Pioneer Equity-Income VCT Portfolio -- Class II Shares




                                                               ANNUAL REPORT


                                                               December 31, 2000

                                               PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents

Pioneer Equity-Income VCT Portfolio

 Portfolio and Performance Update                2

 Portfolio Management Discussion                 3

Schedule of Investments

 Pioneer Equity-Income VCT Portfolio             4

Financial Statements                             6

Notes to Financial Statements                   10

Report of Independent Public Accountants        12

Results of Shareowner Meeting                   13

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO AND PERFORMANCE UPDATE 12/31/00
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[Start pie chart]

U.S. Common Stocks                              96.7%
U.S. Convertible Securities                      1.9%
Short-Term Cash Equivalents                      1.4%

[End pie chart]

Sector Diversification
(As a percentage of equity holdings)

[Start pie chart]

Utilities                                    20.3%
Financial                                    18.6
Health Care                                  13.1
Communication Services                       12.7
Energy                                        9.3
Consumer Staples                              7.8
Consumer Cyclicals                            5.0
Technology                                    4.7
Other                                         4.7
Capital Goods                                 3.8

[End Pie Chart]


--------------------------------------------------------------------------------
Five Largest Holdings
(As a percentage of equity holdings)

------------------------------------------
  1. Schering-Plough Corp.         5.16%
------------------------------------------
  2. SBC Communications, Inc.      4.17
------------------------------------------
  3. Exxon Mobil Corp.             3.62
------------------------------------------
  4. Constellation Energy Group    3.27
------------------------------------------
  5. Verizon Communications        3.23
------------------------------------------

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions -- Class II Shares

                                     12/31/00        12/31/99
Net Asset Value per Share            $21.37          $20.82

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 12/31/00)    Dividends   Capital Gains   Capital Gains
                          $0.449       $ -             $1.741

--------------------------------------------------------------------------------
Performance of a $10,000 Investment -- Class II Shares

The following chart shows the value of an investment made in Pioneer Equity-Income VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[Start Line Chart]

              Pioneer Equity-Income      S&P 500
                  VCT Portfolio*          Index
 9/99               $10,000             $10,000
                      9,643               9,599
                     10,132              10,199
                      9,906              10,394
12/99                 9,835              11,026
                      9,486              10,465
                      8,730              10,254
                      9,431              11,277
 4/00                 9,649              10,929
                      9,972              10,690
                      9,796              10,976
                      9,806              10,797
 8/00                10,155              11,453
                     10,516              10,871
                     10,941              10,817
                     10,873               9,951
12/00                11,260              10,021

[End Line Chart]

Index comparison begins
9/30/99. The S&P 500 Index
is an unmanaged measure of
500 widely held common
stocks listed on the New
York Stock Exchange,
American Stock Exchange
and the over-the-counter
markets. Index returns
assume reinvestment of
dividends and, unlike
Portfolio returns, do not
reflect any fees or
expenses. You cannot
invest directly in the
Index.


[Start Side Bar]

Class II Shares
Average Annual
Total Returns
(As of December 31, 2000)
---------------------------------
 Net Asset Value*
---------------------------------

Period
Life-of-Portfolio            9.56%
(9/14/99)
1 Year                      14.49%

[End Side Bar]

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

   All total returns shown assume reinvestment of distributions at net asset value.


2 Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/00
--------------------------------------------------------------------------------

In the following interview, John Carey, the portfolio manager of Pioneer Equity-Income VCT Portfolio, discusses the recent market environment and the Portfolio's performance during the 12-month period ended December 31, 2000. The Portfolio's Class II Shares were first offered on September 14, 1999.

Q:  How did the Portfolio perform during the period?

A: The Portfolio produced a strong performance amid a difficult market environment. In a year in which the S&P 500 Index declined -9.11%, the Portfolio's Class II shares posted a gain of 14.49%. In comparison, the average of the 45 variable annuity underlying Equity Income portfolios tracked by Lipper was 6.74%. (Lipper, Inc. is an independent firm that tracks annuity portfolio performance.)

Q:  What were the key factors behind this strong showing?

A: Our underweight position in technology, which proved to be a negative in the first six months of the period as the sector made explosive gains, helped significantly over the latter half of the year. The Portfolio holds only 4.6% of net assets in tech (versus 22% for the S&P 500), due largely to our overall objective of generating above-average income. In addition, we aim to keep the average price-to-earnings multiple of the portfolio below that of the S&P.

    The positive results of the Portfolio were generated by a wide cross-section of holdings. Most heartening was the strong performance of several industries that had lagged the market quite badly in earlier periods, including electric utilities, property-and-casualty insurers, and oil-and-gas companies. The Portfolio also benefited from a wave of mergers and acquisitions, as several of our larger holdings were bought by other companies at premium prices. These included Best Foods, Atlantic Richfield, Reliastar, US West Communications, and First Security.

    At the same time, many of our basic industry, transportation, and consumer cyclical holdings struggled through the early part of the period, but started to recover in the fourth quarter as the market began to anticipate interest rate cuts.

Q:  What sort of companies do you look for in managing the Portfolio?

A: We focus on companies that share common characteristics: they are profitable; they share their profits with shareowners in the form of dividend payments; and they retain the financial strength to stay profitable and continue paying dividends. We employ a "bottom-up" approach, using fundamental research to unearth strong businesses. While there were times in the first half of the year when our approach may have appeared "stodgy," in the end it produced respectable results in a market that many found to be quite rough.

Q:  What is your outlook for the Portfolio?

A: We feel that the current environment offers several reasons for hope. Declining interest rates should be helpful not only to banks and other financial companies, but also to basic industry and consumer cyclical firms. While falling rates are viewed by many as a confirmation that the U.S. is indeed experiencing a slowdown, the easing of credit should eventually be a stimulus to renewed growth. The Portfolio does include quite a number of companies that could get a substantial boost from falling rates, such as those that are cyclical or economically sensitive.

    We are also encouraged by investors' move away from "concept" stocks with no profits to those that offer steady earnings and more reasonable valuations. As this process has unfolded, dividend-paying stocks have emerged from their long slump. Historically, dividends have been an important part of the total return available on stocks. While this has not been the case in recent years, it was again the case in 2000. We think that the focus on dividends could become more widespread in the year ahead.

    As always, we are appreciative of your support, and we look forward to reporting to you on the Portfolio's performance during the coming year.

 Pioneer Equity-Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/00
--------------------------------------------------------------------------------

 Shares                                                         Value
            CONVERTIBLE PREFERRED STOCK - 1.9%
            Consumer Staples - 0.9%
            Broadcasting (Cable/Television/Radio) - 0.9%
   27,000   Cox Communication, Inc., 7%, 8/16/02        $   1,674,000
                                                        -------------
            Total Consumer Staples                      $   1,674,000
                                                        -------------
            Transportation - 1.0%
            Railroads - 1.0%
   15,300   Union Pacific Capital, Inc.,
            6.25%, 4/1/28                               $     706,340
   27,000   Union Pacific Capital, Inc.,
            6.25%, 4/1/28 (144A)                            1,246,482
                                                        -------------
            Total Transportation                        $   1,952,822
                                                        -------------
            TOTAL CONVERTIBLE PREFERRED STOCK
            (Cost $3,262,350)                           $   3,626,822
                                                        -------------
            COMMON STOCK - 96.7%
            Basic Materials - 2.1%
            Chemicals - 0.7%
   26,441   E.I. du Pont de Nemours & Co.               $   1,277,431
                                                        -------------
            Iron & Steel - 0.1%
   15,450   Roanoke Electric Steel Corp.                $     160,294
                                                        -------------
            Metals Mining - 0.9%
   30,400   Phelps Dodge Corp.                          $   1,696,700
                                                        -------------
            Paper & Forest Products - 0.4%
   25,000   Mead Corp.                                  $     784,375
                                                        -------------
            Total Basic Materials                       $   3,918,800
                                                        -------------
            Capital Goods - 3.7%
            Aerospace/Defense - 0.3%
    8,500   General Dynamics Corp.                      $     663,000
                                                        -------------
            Machinery (Diversified) - 0.3%
    7,000   The Gorman-Rupp Co.                         $     126,000
   12,000   Ingersoll-Rand Co.                                502,500
                                                        -------------
                                                        $     628,500
                                                        -------------
            Manufacturing (Diversified) - 0.3%
   10,000   Illinois Tool Works, Inc.                   $     595,625
                                                        -------------
            Manufacturing (Specialized) - 1.0%
   16,400   Diebold, Inc.                               $     547,350
   24,000   Johnson Controls, Inc.                          1,248,000
                                                        -------------
                                                        $   1,795,350
                                                        -------------
            Trucks & Parts - 1.8%
   68,500   PACCAR, Inc.                                $   3,373,625
                                                        -------------
            Total Capital Goods                         $   7,056,100
                                                        -------------
            Communication - 12.7%
            Telecommunications (Long Distance) - 2.4%
  223,000   Sprint Corp.                                $   4,529,688
                                                        -------------
            Telephone - 10.3%
   31,944   Alltel Corp.                                $   1,994,504
   92,400   BellSouth Corp.                                 3,782,625
  163,331   SBC Communications, Inc.                        7,799,055
  120,770   Verizon Communications                          6,053,596
                                                        -------------
                                                        $  19,629,780
                                                        -------------
            Total Communication                         $  24,159,468

 Shares                                                         Value
            Consumer Cyclicals - 4.9%
            Automobiles - 2.2%
  181,460   Ford Motor Corp.                            $   4,252,969
                                                        -------------
            Publishing - 1.1%
   33,700   McGraw-Hill Co., Inc.                       $   1,975,663
                                                        -------------
            Publishing (Newspapers) - 0.1%
    5,000   Tribune Co.                                 $     211,250
                                                        -------------
            Retail (Department Stores) - 0.9%
   25,000   Harcourt General, Inc.                      $   1,430,000
   10,825   May Department Stores Co.                         354,519
                                                        -------------
                                                        $   1,784,519
                                                        -------------
            Services (Advertising/Marketing) - 0.6%
   25,200   The Interpublic Group of Companies, Inc.    $   1,072,575
                                                        -------------
            Total Consumer Cyclicals                    $   9,296,976
                                                        -------------
            Consumer Staples - 6.8%
            Beverages (Non-Alcoholic) - 0.7%
   26,800   PepsiCo, Inc.                               $   1,328,275
                                                        -------------
            Entertainment - 1.1%
  114,200   Cedar Fair, L.P.                            $   2,095,570
                                                        -------------
            Foods - 3.7%
   42,800   Campbell Soup Co.                           $   1,481,950
   37,000   General Mills, Inc.                             1,648,813
   62,100   H.J. Heinz Co.                                  2,945,869
   10,000   The Quaker Oats Co.                               973,750
                                                        -------------
                                                        $   7,050,382
                                                        -------------
            Household Products (Non-Durables) - 1.3%
   38,000   Colgate-Palmolive Co.                       $   2,452,900
                                                        -------------
            Total Consumer Staples                      $  12,927,127
                                                        -------------
            Energy - 9.2%
            Oil (Domestic Integrated) - 0.5%
   32,919   Conoco Inc. (Class B)                       $     952,594
                                                        -------------
            Oil (International Integrated) - 8.7%
   59,000   Chevron Corp.                               $   4,981,813
   77,983   Exxon Mobil Corp.                               6,779,647
   75,000   Texaco, Inc.                                    4,659,375
                                                        -------------
                                                        $  16,420,835
                                                        -------------
            Total Energy                                $  17,373,429
                                                        -------------
            Financials - 18.3%
            Banks (Major Regional) - 7.0%
   84,400   Mellon Bank Corp.                           $   4,151,425
   84,500   National City Corp.                             2,429,375
   88,175   Old Kent Financial Corp.                        3,857,656
   49,913   Wells Fargo Co.                                 2,779,530
                                                        -------------
                                                        $  13,217,986
                                                        -------------
            Banks (Regional) - 1.6%
   58,700   First Tennessee National Corp.              $   1,698,631
   35,400   SouthTrust Corp.                                1,440,338
                                                        -------------
                                                        $   3,138,969
                                                        -------------
            Insurance (Multi-Line) - 0.8%
   14,831   American International Group, Inc.          $   1,461,780
                                                        -------------

4    The accompanying notes are an integral part of these financial statements.

 Pioneer Equity-Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

 Shares                                                         Value
            Insurance (Property-Casualty) - 3.8%
   39,000   Chubb Corp.                                 $   3,373,500
   35,000   Safeco Corp.                                    1,150,625
   51,200   St. Paul Companies, Inc.                        2,780,800
                                                        -------------
                                                        $   7,304,925
                                                        -------------
            Investment Bank/Brokerage - 1.0%
   40,500   A.G. Edwards, Inc.                          $   1,921,219
                                                        -------------
            Investment Management - 4.1%
   81,200   Alliance Capital Management L.P.            $   4,110,750
   16,000   Eaton Vance Corp.                                 516,000
   75,000   T. Rowe Price Associates, Inc.                  3,169,922
                                                        -------------
                                                        $   7,796,672
                                                        -------------
            Total Financials                            $  34,841,551
                                                        -------------
            Health Care - 12.9%
            Health Care (Drugs/Major Pharms) - 7.2%
   41,900   Merck & Co., Inc.                           $   3,922,888
  170,400   Schering-Plough Corp.                           9,670,200
                                                        -------------
                                                        $  13,593,088
                                                        -------------
            Health Care (Medical Products/Supplies) - 0.7%
   37,000   Becton, Dickinson & Co.                     $   1,281,125
                                                        -------------
            Health Care (Diversified) - 5.0%
   77,300   Abbott Laboratories                         $   3,744,219
   45,800   Bristol-Myers Squibb Co.                        3,386,338
   23,500   Johnson & Johnson                               2,468,969
                                                        -------------
                                                        $   9,599,526
                                                        -------------
            Total Health Care                           $  24,473,739
                                                        -------------
            Technology - 4.6%
            Communications Equipment - 0.6%
   60,000   Motorola Inc.                               $   1,215,000
                                                        -------------
            Computer (Hardware) - 2.2%
   74,200   Hewlett-Packard Co.                         $   2,341,938
   22,000   IBM Corp.                                       1,870,000
                                                        -------------
                                                        $   4,211,938
                                                        -------------
            Electronics (Semiconductors) - 1.0%
   20,000   Intel Corp.                                 $     605,000
   25,000   Texas Instruments, Inc.                         1,184,375
                                                        -------------
                                                        $   1,789,375
                                                        -------------
            Photography/Imaging - 0.8%
   39,100   Eastman Kodak Co.                           $   1,539,563
                                                        -------------
            Total Technology                            $   8,755,876
                                                        -------------
            Transportation - 1.5%
            Airlines - 0.6%
   25,000   Delta Air Lines, Inc.                       $   1,254,688
                                                        -------------
            Railroads - 0.8%
   25,700   Burlington Northern, Inc.                   $     727,631
   66,200   Norfolk Southern Corp.                            881,288
                                                        -------------
                                                        $   1,608,919
                                                        -------------
            Total Transportation                        $   2,863,607
                                                        -------------

 Shares                                                         Value
            Utilities - 20.0%
            Electric Companies - 12.7%
   53,000   American Electric Power Co., Inc.           $   2,464,500
   73,000   Allegheny Energy, Inc.                          3,517,688
  136,000   Constellation Energy Group                      6,128,500
   80,300   DPL, Inc.                                       2,664,956
   40,000   DQE, Inc.                                       1,310,000
   50,000   Duke Energy Corp.                               4,262,500
   62,000   Kansas City Power & Light Co.                   1,701,125
   50,000   NSTAR                                           2,143,750
                                                        -------------
                                                        $  24,193,019
                                                        -------------
            Natural Gas - 6.4%
   14,000   Buckeye Partners, L.P.                      $     404,250
   18,475   Kinder Morgan Energy Partners L.P.              1,040,373
   99,600   KeySpan Energy Corp.                            4,220,550
   15,000   Lakehead Pipe Line Partners, L.P.
            (Preferred Units)                                 618,750
   49,200   NICOR, Inc.                                     2,124,825
   94,600   Questar Corp.                                   2,843,913
   33,200   Vectren Corp.                                     850,750
                                                        -------------
                                                        $  12,103,411
                                                        -------------
            Power Producers (Independent) - 0.4%
   25,000   Consol Energy Inc.                          $     698,431
                                                        -------------
            Water Utilities - 0.5%
   32,000   American Water Works Co., Inc.              $     940,000
                                                        -------------
            Total Utilities                             $  37,934,861
                                                        -------------
            TOTAL COMMON STOCK - 96.7%
            (Cost $144,796,181)                         $ 183,601,534
                                                        -------------

Principal
Amount
            TEMPORARY CASH INVESTMENTS - 1.4%
            Commercial Paper - 1.4%
$2,613,000  American Express, 6.30%, 01/02/01           $   2,613,000
                                                        -------------
            TOTAL TEMPORARY CASH INVESTMENTS - 1.4%
            (Cost $2,613,000)                           $   2,613,000
                                                        -------------
            TOTAL INVESTMENT IN SECURITIES AND
            TEMPORARY CASH INVESTMENTS - 100%
            (Cost $150,671,531)                         $ 189,841,356
                                                        -------------

  The accompanying notes are an integral part of these financial statements.   5

 Pioneer Equity-Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Year      9/14/1999
                                                                             Ended         to
CLASS II (a)                                                                12/31/00    12/31/99
Net asset value, beginning of period                                         $ 20.82     $ 21.29
                                                                             -------     -------
Increase (decrease) from investment operations:
 Net investment income                                                       $  0.29     $  0.08
 Net realized and unrealized gain on investments                                2.45       (0.43)
                                                                             -------     -------
 Net increase from investment operations                                     $  2.74     $ (0.35)
Distributions to shareowners:
 Net investment income                                                         (0.45)      (0.12)
 Net realized gain                                                             (1.74)          -
                                                                             -------     -------
  Net increase in net asset value                                            $  0.55     $ (0.47)
                                                                             -------     -------
Net asset value, end of period                                               $ 21.37     $ 20.82
                                                                             -------     -------
Total return*                                                                  14.49%      (1.65)%
Ratio of net expenses to average net assets+                                    0.96%       0.96%**
Ratio of net investment income to average net assets+                           1.99%       1.90%**
Portfolio turnover rate                                                           13%         23%
Net assets, end of year (in thousands)                                       $ 8,456     $   178
Ratios assuming no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.96%       0.96%**
 Net investment income                                                          1.99%       1.90%**
Ratios assuming waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.96%       0.96%**
 Net investment income                                                          1.99%       1.90%**

(a) Class II shares were first publicly offered on September 14, 1999.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

6   The accompanying notes are an integral part of these financial statements.

 Pioneer Equity-Income VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------------
BALANCE SHEET 12/31/00
-----------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including temporary cash investment of $2,613,000)
  (cost $150,671,531)                                                                      $ 189,841,356
 Cash                                                                                             39,547
 Receivables -
  Investment securities sold                                                                      63,444
  Fund shares sold                                                                               551,536
  Dividends and interest                                                                         370,623
 Other                                                                                             4,158
                                                                                           -------------
   Total assets                                                                            $ 190,870,664
                                                                                           -------------
LIABILITIES:
 Payables -
  Investment securities purchased                                                          $     354,389
  Fund shares repurchased                                                                          4,871
 Due to affiliates                                                                               107,603
 Accrued expenses                                                                                 27,678
                                                                                           -------------
   Total liabilities                                                                       $     494,541
                                                                                           -------------
NET ASSETS:
 Paid-in capital                                                                           $ 141,037,775
 Accumulated undistributed net investment income                                                 859,955
 Accumulated undistributed net realized gain on investments                                    9,308,568
 Net unrealized gain on investments                                                           39,169,825
                                                                                           -------------
   Total net assets                                                                        $ 190,376,123
                                                                                           -------------
NET ASSET VALUE PER SHARE:
 (Unlimited number of shares authorized)
  Class I (based on $181,920,183/8,550,008 shares)                                         $       21.28
                                                                                           -------------
  Class II (based on $8,455,940/395,709 shares)                                            $       21.37
                                                                                           -------------

  The accompanying notes are an integral part of these financial statements.   7

 Pioneer Equity-Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 12/31/00

INVESTMENT INCOME:
 Dividends                                                $5,696,290
 Interest                                                    163,328
                                                          ----------
   Total investment income                                               $ 5,859,618
                                                                         -----------
EXPENSES:
 Management fees                                          $1,225,993
 Transfer agent fees                                             580
 Distribution fees (Class II)                                  7,812
 Administrative fees                                          40,893
 Custodian fees                                               48,862
 Professional fees                                            16,920
 Printing                                                      4,646
 Fees and expenses of nonaffiliated trustees                     722
 Miscellaneous                                                 4,683
                                                          ----------
  Total expenses                                                         $ 1,351,111
  Less fees paid indirectly                                                   (1,233)
                                                                         -----------
  Net expenses                                                           $ 1,349,878
                                                                         -----------
   Net investment income                                                 $ 4,509,740
                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                        $ 9,709,950
 Change in net unrealized gain on investments                              9,311,714
                                                                         -----------
  Net gain on investments                                                $19,021,664
                                                                         -----------
  Net increase in net assets resulting from operations                   $23,531,404
                                                                         -----------

8   The accompanying notes are an integral part of these financial statements.

 Pioneer Equity-Income VCT Portfolio
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Year            Year
                                                                                 Ended          Ended
                                                                               12/31/00        12/31/99
FROM OPERATIONS:
Net investment income                                                       $   4,509,740    $   4,495,087
Net realized gain on investments                                                9,709,950       15,265,131
Change in net unrealized gain or loss on investments                            9,311,714      (17,458,854)
                                                                            -------------    -------------
  Net increase in net assets resulting from operations                      $  23,531,404    $   2,301,364
                                                                            -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class I                                                                    $  (4,384,763)   $  (4,351,482)
 Class II                                                                         (89,833)          (1,074)
Net realized gain
 Class I                                                                      (15,066,697)      (6,090,521)
 Class II                                                                        (187,560)               -
                                                                            -------------    -------------
  Total distributions to shareowners                                        $ (19,728,853)   $ (10,443,077)
                                                                            -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            $  11,927,576    $  34,058,957
Reinvestment of distributions                                                  19,728,856       10,443,077
Cost of shares repurchased                                                    (71,639,851)     (13,779,546)
                                                                            -------------    -------------
  Net increase in net assets resulting from fund share transactions         $ (39,983,419)   $  30,722,488
                                                                            -------------    -------------
  Net decrease in net assets                                                $ (36,180,868)   $  22,580,775
                                                                            -------------    -------------
NET ASSETS:
Beginning of year                                                             226,556,991      203,976,216
                                                                            -------------    -------------
End of year (including accumulated undistributed net investment income of
 $859,955 and $489,191, respectively)                                       $ 190,376,123    $ 226,556,991
                                                                            -------------    -------------

  The accompanying notes are an integral part of these financial statements.  9

 Pioneer Equity-Income VCT Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 12/31/00
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of fifteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio), Pioneer Europe VCT Portfolio (Europe Portfolio), Pioneer International Growth VCT Portfolio (International Growth Portfolio), Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio), Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio), Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio), Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio), Pioneer Fund VCT Portfolio (Fund Portfolio), Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio), Pioneer Balanced VCT Portfolio (Balanced Portfolio), Pioneer High Yield VCT Portfolio (High Yield Portfolio), Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio), Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio), Pioneer America Income VCT Portfolio (America Income Portfolio), Pioneer Money Market VCT Portfolio (Money Market Portfolio).

Shares of each Portfolio may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Equity-Income Portfolio is to seek current income as well as long term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2000, the Portfolio reclassified $335,620 from accumulated undistributed net realized gains on investments to accumulated net investment income. This reclassification has no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its fund shares as of trade date. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

 Pioneer Equity-Income VCT Portfolio
--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Portfolio, and is a majority owned subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2000, $105,954 was payable to PIM related to management fees, administrative fees, and certain other services.

3. Transfer Agent

Pioneering Services Corporation (PSC), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. Included in due to affiliates is $49 in transfer agent fees payable to PSC at December 31, 2000.

4. Distribution Plan

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust, and a majority owned indirect subsidiary of UniCredito Italiano, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,600 in distribution fees payable to PFD at December 31, 2000.

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the year ended December 31, 2000, the Portfolio's expenses were reduced by $1,233 under such arrangements.

6. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2000, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
                       Unrealized            Unrealized               Net
  Tax Cost            Appreciation          Depreciation          Appreciation
--------------------------------------------------------------------------------
$149,811,297          $48,558,990           $(8,528,931)           $40,030,059
--------------------------------------------------------------------------------

7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2000, were $24,844,102 and $79,363,068, respectively.

8. Capital Shares

At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

 Class I:                          '00 Shares         '00 Amount      '99 Shares       '99 Amount
 Shares sold                          201,887        $  4,035,740      1,570,521       $33,847,223
 Reinvestment of distributions      1,013,981          19,451,459        490,175        10,442,003
 Shares repurchased                (3,593,530)        (71,244,782)      (645,785)      (13,747,268)
                                   ----------        ------------      ---------       -----------
 Net increase (decrease)           (2,377,662)       $(47,757,583)     1,414,911       $30,541,958
                                   ----------        ------------      ---------       -----------
 Class II:
 Shares sold                          392,360        $  7,891,836         10,044       $   211,734
 Reinvestment of distributions         14,230             277,397             52             1,074
 Shares repurchased                   (19,428)           (395,069)        (1,549)          (32,278)
                                   ----------        ------------      ---------       -----------
 Net increase                         387,162        $  7,774,164          8,547       $   180,530
                                   ----------        ------------      ---------       -----------

 Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Variable Contracts
Trust:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Equity-Income VCT Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust) as of December 31, 2000, and the related statement of operations, the statement of changes in net assets and the Class II financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Equity-Income VCT Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP



Boston, Massachusetts
February 9, 2001

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On September 11, 2000, Pioneer Variable Contracts Trust held a special meeting of shareowners to approve a new management contract between the portfolios and Pioneer Investment Management, Inc., the portfolios' investment adviser. Shareowners also voted to elect trustees. Both proposals passed by shareowner vote. The new management contract took effect when UniCredito Italiano S.p.A. completed its acquisition of The Pioneer Group, Inc. on October 24, 2000. Here are the detailed results of the votes.

Pioneer Equity-Income VCT Portfolio

Proposal 1 - To approve a new management contract.

  Affirmative               Against              Abstain
  -----------               -------              -------
8,528,325.170             272,431.365          675,008.402

Proposal 2 - To elect trustees.

Nominee                  Affirmative            Withheld
-------                  -----------            --------
M.K. Bush               9,256,485.007          219,279.930
J.F. Cogan, Jr.         9,230,599.104          245,165.833
Dr. R. H. Egdahl        9,264,346.516          211,418.421
M.B.W. Graham           9,254,874.042          220,890.895
M.A. Piret              9,264,039.957          211,724.980
D.D. Tripple            9,256,125.992          219,638.945
S.K. West               9,264,343.739          211,421.198
J. Winthrop             9,264,539.170          211,225.767

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          This page is for your notes.

[PIONEER Investments(R) LOGO]

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

Trustees
John F. Cogan, Jr., Chairman
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Stephen K. West
Mary K. Bush
Margaret B.W. Graham
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Hale and Dorr LLP

Independent Public Accountants
Arthur Andersen LLP


This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.



                                                                    9667-00-0201